RELATED PARTY TRANSACTIONS (Details) (parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues		0
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.50
December 2015 and March 2016 Warrants [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.10
Class of Warrant or Right, Warrants Exercised	80,000
T.R. Winston Company, LLC [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense, Minimum Rentals	$ 10,000
Stock Issued During the Period, Exercise of Warrants	75,820
T.R. Winston Company, LLC [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues	150
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	68,182
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.50